CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data	Total	Ordinary shares	Additional paid-in capital	Treasury stock	Statutory reserves	Retained earnings (Accumulated deficits)	Accumulated other Comprehensive income	Total AirMedia Group Inc.'s shareholders' equity	Noncontrolling interests	Comprehensive income(loss)for the year
Beginning Balance at Dec. 31, 2008	$ 301,683	$ 134	$ 268,881		$ 5,593	$ 16,070	$ 10,052	$ 300,730	$ 953
Beginning Balance (in shares) at Dec. 31, 2008		134,425,925
Ordinary shares issued for share based compensation (in shares)		46,566
Ordinary shares issued for share based compensation	1,280	1	1,279					1,280
Share repurchase (Shares)		(3,293,004)
Share repurchase	(7,387)	(3)	(7,384)					(7,387)
Provision for statutory reserve					1,319	(1,319)
Share-based compensation	5,766		5,766					5,766
Foreign currency translation adjustment	(106)						(108)	(108)	2	(106)
Net income/(loss)	(37,028)					(37,239)		(37,239)	211	(37,028)
Dividend declaration of a VIE's subsidiary	(124)								(124)
Noncontrolling interest acquired in business combination (Dongding in 2010 and AM Jinshi in 2009 )	2,195								2,195
Comprehensive income (loss)										(37,134)
Ending Balance at Dec. 31, 2009	266,279	132	268,542		6,912	(22,488)	9,944	263,042	3,237
Ending Balance (in shares) at Dec. 31, 2009		131,179,487
Ordinary shares issued for share based compensation (in shares)		725,524
Ordinary shares issued for share based compensation	1,163		1,163					1,163
Provision for statutory reserve					759	(759)
Share-based compensation	7,971		7,971					7,971
Foreign currency translation adjustment	8,471						8,409	8,409	62	8,471
Net income/(loss)	(7,583)					(4,917)		(4,917)	(2,666)	(7,583)
Noncontrolling interest acquired in business combination (Dongding in 2010 and AM Jinshi in 2009 )	415								415
Comprehensive income (loss)										888
Ending Balance at Dec. 31, 2010	276,716	132	277,676		7,671	(28,164)	18,353	275,668	1,048
Ending Balance (in shares) at Dec. 31, 2010		131,905,011
Ordinary shares issued for share based compensation (in shares)		138,416
Ordinary shares issued for share based compensation	229		229					229
Share repurchase (Shares)		(4,381,370)
Share repurchase	(7,373)	(4)	(7,369)					(7,373)
Treasury stock (shares)		(2,414,460)
Treasury stock	(3,775)			(3,775)				(3,775)
Provision for statutory reserve					378	(378)
Share-based compensation	4,614		4,614					4,614
Foreign currency translation adjustment	12,327						12,381	12,381	(54)	12,327
Net income/(loss)	(12,680)					(9,596)		(9,596)	(3,084)	(12,680)
Comprehensive income (loss)										(353)
Ending Balance at Dec. 31, 2011	$ 270,058	$ 128	$ 275,150	$ (3,775)	$ 8,049	$ (38,138)	$ 30,734	$ 272,148	$ (2,090)
Ending Balance (in shares) at Dec. 31, 2011		125,247,597